Schedule of detailed information about continuity of convertible debt (Details) - USD ($)		6 Months Ended
	Sep. 02, 2022	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Convertible debt obligation beginning balance		$ 7,250,603	$ 9,951,496
Interest expense		316,884	362,373
Accrued interest on conversion / interest payments		(375,000)	(375,000)
Effect of foreign exchange			(12,046)
Principal and interest at maturity		(896,918)
Gain on modification of debt		(30,688)
Change in fair value		1,213,605	(1,976,934)
Convertible debt obligation ending balance		7,478,486	7,949,889
2019 series convertible debenture [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligation beginning balance			914,428
Interest expense			13,195
Accrued interest on conversion / interest payments
Effect of foreign exchange			(12,046)
Principal and interest at maturity
Gain on modification of debt
Change in fair value			(381,765)
Convertible debt obligation ending balance			533,812
2020 series convertible debentures [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligation beginning balance		2,267,367	2,097,127
Interest expense	$ 91,781	66,884	99,178
Accrued interest on conversion / interest payments
Effect of foreign exchange
Principal and interest at maturity		(896,918)
Gain on modification of debt		(30,688)
Change in fair value		921,412	(145,317)
Convertible debt obligation ending balance		2,328,057	2,050,988
EB CD [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligation beginning balance		4,983,236	6,939,941
Interest expense		250,000	250,000
Accrued interest on conversion / interest payments		(375,000)	(375,000)
Effect of foreign exchange
Principal and interest at maturity
Gain on modification of debt
Change in fair value		292,193	(1,449,852)
Convertible debt obligation ending balance		$ 5,150,429	$ 5,365,089